Other Current Financial Liabilities - Schedule of Movements in Telesat Lightspeed Financing Warrants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Balance on December 31, 2024	$ 617,135
Change in fair value	215,337
Impact of foreign exchange	(40)
Balance on December 31, 2025	832,432
Government of Canada [Member]
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Balance on December 31, 2024	519,948
Change in fair value	181,426
Impact of foreign exchange	(34)
Balance on December 31, 2025	701,340
Government of Quebec [Member]
Schedule of Movements in Telesat Lightspeed Financing Warrants [Line Items]
Balance on December 31, 2024	97,187
Change in fair value	33,911
Impact of foreign exchange	(6)
Balance on December 31, 2025	$ 131,092